Quarterly Holdings Report
for
Fidelity® Fund
March 31, 2024
FID-NPRT3-0524
1.799854.120
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.0%
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A (a)	4,194,200	633,031
Class C (a)	171,500	26,113
Meta Platforms, Inc. Class A	387,200	188,017
		847,161
CONSUMER DISCRETIONARY - 10.2%
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	1,448,000	261,190
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	20,400	3,365
Chipotle Mexican Grill, Inc. (a)	15,600	45,346
		48,711
Household Durables - 0.9%
NVR, Inc. (a)	2,560	20,736
PulteGroup, Inc.	403,300	48,646
		69,382
Specialty Retail - 4.6%
AutoZone, Inc. (a)	24,600	77,531
Lowe's Companies, Inc.	243,400	62,001
Murphy U.S.A., Inc.	70,995	29,761
O'Reilly Automotive, Inc. (a)	66,400	74,958
The Home Depot, Inc.	300,200	115,157
		359,408
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	373,600	53,724
TOTAL CONSUMER DISCRETIONARY		792,415
CONSUMER STAPLES - 3.4%
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	241,300	176,784
Household Products - 1.1%
Procter & Gamble Co.	524,800	85,149
TOTAL CONSUMER STAPLES		261,933
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp.	155,000	18,017
Marathon Petroleum Corp.	300,000	60,450
Occidental Petroleum Corp.	319,600	20,771
		99,238
FINANCIALS - 9.0%
Banks - 1.9%
JPMorgan Chase & Co.	730,000	146,219
Capital Markets - 1.8%
Ameriprise Financial, Inc.	124,300	54,498
MSCI, Inc.	148,459	83,204
		137,702
Financial Services - 3.6%
Apollo Global Management, Inc.	360,000	40,482
MasterCard, Inc. Class A	232,300	111,869
Visa, Inc. Class A	470,000	131,168
		283,519
Insurance - 1.7%
Arthur J. Gallagher & Co.	303,800	75,962
Marsh & McLennan Companies, Inc.	208,287	42,903
Progressive Corp.	57,200	11,830
		130,695
TOTAL FINANCIALS		698,135
HEALTH CARE - 15.0%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	101,000	97,211
Vertex Pharmaceuticals, Inc. (a)	163,000	68,136
		165,347
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	629,600	43,121
DexCom, Inc. (a)	227,700	31,582
Galderma Group AG	70,000	4,917
ResMed, Inc.	152,000	30,101
		109,721
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	270,000	30,213
Cencora, Inc.	201,600	48,987
Centene Corp. (a)	515,000	40,417
McKesson Corp.	112,800	60,557
Molina Healthcare, Inc. (a)	102,108	41,949
UnitedHealth Group, Inc.	329,600	163,053
		385,176
Life Sciences Tools & Services - 2.2%
Danaher Corp.	262,000	65,427
Mettler-Toledo International, Inc. (a)	6,400	8,520
Thermo Fisher Scientific, Inc.	162,000	94,156
		168,103
Pharmaceuticals - 4.3%
Eli Lilly & Co.	296,600	230,743
Merck & Co., Inc.	772,900	101,984
		332,727
TOTAL HEALTH CARE		1,161,074
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	649,400	44,438
TransDigm Group, Inc.	46,200	56,900
		101,338
Building Products - 1.5%
Builders FirstSource, Inc. (a)	172,904	36,059
Carrier Global Corp.	487,800	28,356
Trane Technologies PLC	181,700	54,546
		118,961
Commercial Services & Supplies - 0.8%
Cintas Corp.	44,100	30,298
Copart, Inc.	580,700	33,634
		63,932
Construction & Engineering - 1.2%
EMCOR Group, Inc.	149,070	52,204
Quanta Services, Inc.	144,800	37,619
		89,823
Electrical Equipment - 2.2%
AMETEK, Inc.	103,900	19,003
Eaton Corp. PLC	159,764	49,955
Nextracker, Inc. Class A (a)	731,700	41,173
nVent Electric PLC	596,040	44,941
Vertiv Holdings Co.	217,100	17,731
		172,803
Ground Transportation - 1.2%
Old Dominion Freight Lines, Inc.	106,600	23,378
Uber Technologies, Inc. (a)	883,113	67,991
		91,369
Industrial Conglomerates - 0.5%
General Electric Co.	217,964	38,259
Machinery - 1.9%
PACCAR, Inc.	507,200	62,837
Parker Hannifin Corp.	145,600	80,923
		143,760
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	35,000	35,606
TOTAL INDUSTRIALS		855,851
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	18,000	5,220
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	610,000	70,364
IT Services - 0.5%
Accenture PLC Class A	107,400	37,226
Semiconductors & Semiconductor Equipment - 11.6%
Astera Labs, Inc.	14,100	1,046
Broadcom, Inc.	143,400	190,064
KLA Corp.	189,622	132,464
Lam Research Corp.	112,000	108,816
NVIDIA Corp.	508,800	459,731
NXP Semiconductors NV	27,677	6,858
		898,979
Software - 15.5%
Adobe, Inc. (a)	71,600	36,129
Cadence Design Systems, Inc. (a)	218,300	67,952
Fortinet, Inc. (a)	1,086,900	74,246
Microsoft Corp.	2,083,000	876,356
Roper Technologies, Inc.	66,000	37,015
Salesforce, Inc.	248,800	74,934
Synopsys, Inc. (a)	53,700	30,690
		1,197,322
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	3,182,800	545,787
TOTAL INFORMATION TECHNOLOGY		2,754,898
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	140,100	33,942
Metals & Mining - 0.4%
Steel Dynamics, Inc.	200,000	29,646
TOTAL MATERIALS		63,588
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	274,200	54,179
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	697,400	48,574
TOTAL COMMON STOCKS (Cost $3,046,955)		7,637,046

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (b) (Cost $90,298)	90,281,459	90,300

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,137,253)	7,727,346
NET OTHER ASSETS (LIABILITIES) - 0.1%	9,486
NET ASSETS - 100.0%	7,736,832

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	155,558	1,394,754	1,460,012	4,519	-	-	90,300	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	65,100	65,100	12	-	-	-	0.0%
Total	155,558	1,459,854	1,525,112	4,531	-	-	90,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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